Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Derivatives not designated as hedges USD ($)	Dec. 31, 2014 Derivatives not designated as hedges CNY	Dec. 31, 2013 Derivatives not designated as hedges CNY	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2014 Foreign currency forward contract Cash flow hedge Derivatives designated as hedges USD ($)	Dec. 31, 2014 Foreign currency forward contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2013 Foreign currency forward contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2012 Foreign currency forward contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2014 Interests rate swap contract Derivatives not designated as hedges USD ($)	Dec. 31, 2014 Interests rate swap contract Derivatives not designated as hedges CNY	Dec. 31, 2013 Interests rate swap contract Derivatives not designated as hedges CNY	Dec. 31, 2012 Interests rate swap contract Derivatives not designated as hedges CNY
Gain (loss) on derivative instruments
Amount of Gain Recognized in Other Comprehensive Income					$ (3,887)	(24,117)	(7,641)	(14,839)
Amount of Gain Reclassified from Other Comprehensive Income into Income/Loss					(3,931)	(24,390)	(8,711)	(13,326)
Amount of Loss Recognized in Income on Derivative	$ (13)	(81)	(103)	(1,958)					$ (13)	(81)	(103)	(1,958)